AB Growth Fund

Portfolio of Investments

April 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Information Technology – 35.3%
Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp. - Class A	152,690	$22,486,656

IT Services – 1.4%
MongoDB, Inc.(a)	34,860	8,743,934
Shopify, Inc. - Class A(a)	103,308	12,513,698

		21,257,632

Semiconductors & Semiconductor Equipment – 24.9%
Analog Devices, Inc.	33,170	13,342,964
ASML Holding NV (REG)	5,000	7,194,950
Astera Labs, Inc.(a)	69,499	13,534,235
Broadcom, Inc.	223,652	93,359,054
Credo Technology Group Holding Ltd.(a)	92,560	16,106,366
Lam Research Corp.	111,360	28,715,290
Monolithic Power Systems, Inc.	11,030	17,806,942
NVIDIA Corp.	718,861	143,463,090
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	99,902	39,567,186
Texas Instruments, Inc.	47,722	13,413,700

		386,503,777

Software – 7.5%
AppLovin Corp. - Class A(a)	34,871	15,564,671
Cadence Design Systems, Inc.(a)	49,853	16,431,050
Datadog, Inc. - Class A(a)	71,350	9,431,756
Manhattan Associates, Inc.(a)	70,136	9,671,053
Microsoft Corp.	143,665	58,583,714
Procore Technologies, Inc.(a)	124,750	7,058,355

		116,740,599

		546,988,664

Communication Services – 18.1%
Entertainment – 3.1%
Netflix, Inc.(a)	469,950	43,992,020
Spotify Technology SA(a)	7,070	3,157,108

		47,149,128

Interactive Media & Services – 15.0%
Alphabet, Inc. - Class C	400,788	153,076,969
Meta Platforms, Inc. - Class A	112,904	69,087,087
Reddit, Inc. - Class A(a)	73,662	10,845,256

		233,009,312

		280,158,440

Consumer Discretionary – 13.5%
Broadline Retail – 8.5%
Amazon.com, Inc.(a)	499,228	132,325,374

Hotels, Restaurants & Leisure – 2.7%
Cava Group, Inc.(a)	176,860	16,520,492
Chipotle Mexican Grill, Inc.(a)	189,823	6,452,084
DoorDash, Inc. - Class A(a)	40,406	6,814,472
Texas Roadhouse, Inc.	71,710	11,544,593

		41,331,641

Specialty Retail – 2.1%
O’Reilly Automotive, Inc.(a)	101,000	10,039,400
TJX Cos., Inc. (The)	121,660	19,070,205
Tractor Supply Co.	105,835	3,714,808

		32,824,413

Textiles, Apparel & Luxury Goods – 0.2%
On Holding AG - Class A(a)	99,391	3,539,314

		210,020,742

Company	Shares	U.S. $ Value

Health Care – 9.7%
Biotechnology – 2.8%
Argenx SE (ADR)(a)	6,970	$5,448,588
Genmab A/S (Sponsored ADR)(a)	179,130	4,750,528
Kiniksa Pharmaceuticals International PLC(a)	86,090	4,629,920
United Therapeutics Corp.(a)	23,460	13,403,871
Vertex Pharmaceuticals, Inc.(a)	33,929	14,500,576

		42,733,483

Health Care Equipment & Supplies – 2.7%
Dexcom, Inc.(a)	125,080	7,448,514
Intuitive Surgical, Inc.(a)	34,887	15,964,640
Medline, Inc. - Class A(a)	193,902	8,622,822
Stryker Corp.	31,580	9,951,806

		41,987,782

Health Care Providers & Services – 0.6%
McKesson Corp.	12,150	9,904,680

Health Care Technology – 0.5%
Veeva Systems, Inc. - Class A(a)	48,856	7,620,070

Life Sciences Tools & Services – 0.5%
Mettler-Toledo International, Inc.(a)	6,300	8,042,643

Pharmaceuticals – 2.6%
Eli Lilly & Co.	42,799	39,999,945

		150,288,603

Industrials – 9.3%
Aerospace & Defense – 1.5%
General Electric Co.	81,540	23,640,892

Building Products – 1.5%
Modine Manufacturing Co.(a)	51,770	13,182,195
Trex Co., Inc.(a)	238,540	9,350,768

		22,532,963

Construction & Engineering – 2.0%
Quanta Services, Inc.	41,320	30,071,457

Ground Transportation – 1.6%
JB Hunt Transport Services, Inc.	18,760	4,718,703
Saia, Inc.(a)	45,820	20,564,932

		25,283,635

Machinery – 1.2%
ITT, Inc.	87,610	18,778,328

Professional Services – 0.7%
Verisk Analytics, Inc.	61,574	11,359,787

Trading Companies & Distributors – 0.8%
United Rentals, Inc.	13,073	12,547,988

		144,215,050

Financials – 7.1%
Capital Markets – 3.1%
Cboe Global Markets, Inc.	62,925	18,883,163
LPL Financial Holdings, Inc.	37,850	12,646,820
PJT Partners, Inc. - Class A	107,900	16,480,646

		48,010,629

Financial Services – 4.0%
Toast, Inc. - Class A(a)	355,090	10,127,167
Visa, Inc. - Class A	159,281	52,537,245

		62,664,412

		110,675,041

Consumer Staples – 5.1%
Beverages – 1.9%
Celsius Holdings, Inc.(a)	210,312	7,060,174
Monster Beverage Corp.(a)	290,655	22,400,781

		29,460,955

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 3.2%
Casey’s General Stores, Inc.	32,210	$26,481,452
Costco Wholesale Corp.	22,565	22,892,869

		49,374,321

		78,835,276

Materials – 0.5%
Chemicals – 0.5%
Sherwin-Williams Co. (The)	24,623	7,919,003

Total Common Stocks (cost $813,005,418)		1,529,100,819

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (b) (c) (cost $52,367)	51,340	129,634

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(d) (e) (f) (cost $27,659,241)	27,659,241	27,659,241

Total Investments – 100.4% (cost $840,717,026)(g)		1,556,889,694
Other assets less liabilities – (0.4%)		(6,348,911)

Net Assets – 100.0%		$1,550,540,783

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of April 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $733,384,927 and gross unrealized depreciation of investments was $(17,212,259), resulting in net unrealized appreciation of $716,172,668.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Growth Fund

April 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,529,100,819	$-0-	$-0-	$1,529,100,819
Rights	-0-	-0-	129,634	129,634
Short-Term Investments	27,659,241	-0-	-0-	27,659,241

Total Investments in Securities	1,556,760,060	-0-	129,634	1,556,889,694
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$1,556,760,060	$-0-	$129,634	$1,556,889,694

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2026 is as follows:

Fund	Market Value 7/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 4/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,150	$312,830	$287,321	$27,659	$502

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